Retirement Benefits (Schedule of Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets:
Fair value of plan assets at beginning of period	$ 1,787
Fair value of plan assets at end of period	2,025	$ 1,787
Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	149
Fair value of plan assets at end of period	151	149
Int’l
Change in plan assets:
Fair value of plan assets at beginning of period	1,727	1,518
Foreign exchange impact	66	41
Fair value of plan assets at end of period	1,961	1,727
Int’l | Equities
Change in plan assets:
Fair value of plan assets at beginning of period	103
Fair value of plan assets at end of period	108	103
Int’l | Fixed Income
Change in plan assets:
Fair value of plan assets at beginning of period	1
Fair value of plan assets at end of period	1	1
Int’l | Real Estate
Change in plan assets:
Fair value of plan assets at beginning of period	2
Fair value of plan assets at end of period	2	2
Int’l | Other
Change in plan assets:
Fair value of plan assets at beginning of period	87
Fair value of plan assets at end of period	40	87
Int’l | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period	149	126
Return on assets held at end of year	2	8
Return on assets sold during the year	2	1
Purchases, sales and settlements	(6)	11
Foreign exchange impact	4	3
Fair value of plan assets at end of period	151	149
Int’l | Level 3 | Equities
Change in plan assets:
Fair value of plan assets at beginning of period	103	84
Return on assets held at end of year	1	10
Return on assets sold during the year	0	0
Purchases, sales and settlements	0	7
Foreign exchange impact	4	2
Fair value of plan assets at end of period	108	103
Int’l | Level 3 | Fixed Income
Change in plan assets:
Fair value of plan assets at beginning of period	1	2
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements	0	(1)
Foreign exchange impact	0	0
Fair value of plan assets at end of period	1	1
Int’l | Level 3 | Real Estate
Change in plan assets:
Fair value of plan assets at beginning of period	2	1
Return on assets held at end of year	0	0
Return on assets sold during the year	0	1
Purchases, sales and settlements	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of period	2	2
Int’l | Level 3 | Other
Change in plan assets:
Fair value of plan assets at beginning of period	43	39
Return on assets held at end of year	1	(2)
Return on assets sold during the year	2	0
Purchases, sales and settlements	(6)	5
Foreign exchange impact	0	1
Fair value of plan assets at end of period	$ 40	$ 43